SCHEDULE OF RECONCILIATION BETWEEN INCOME TAXES (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Canadian Federal statutory tax rate, percentage		15.00%	15.00%
Canadian Federal statutory tax rate		$ (556,793)	$ (437,780)
Provincial income tax, net of federal income tax effect	[1]
Provincial income tax, net of federal income tax effect, percentage	[1]	0.00%	0.00%
United States		$ (224,793)	$ (221,265)
United States, percentage		6.06%	7.58%
Effects of changes in tax laws or rates enacted in the current period		$ 70,886	$ 53,504
Effects of changes in tax laws or rates enacted in the current period, percentage		(1.91%)	(1.83%)
Other permanent items		$ 15,281	$ 3,223
Other permanent items, percentage		(0.41%)	(0.11%)
Change in valuation allowance		$ 720,069	$ 774,052
Change in valuation allowance, percentage		(19.40%)	(26.52%)
Prior period adjustment			$ (171,734)
Prior period adjustment, percentage		0.00%	5.88%
Other		$ (24,649)
Other, percentage		0.66%	0.00%
Income Taxes Provision (Benefit)
Income Taxes Provision (Benefit), percentage		0.00%	0.00%

[1]	primarily from the province of Ontario